Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Tax loss carryforwards	$ 267,826	[1]	$ 273,344	[1]
Purchase price allocation adjustment	92,715		105,457
Property and equipment - tax inflation adjustment	39,290		31,749
Other accrued payroll and other liabilities	15,452		30,551
Share-based compensation programs	9,679	[2]	12,450	[2]
Provision for contingencies	9,447		11,905
Other deferred tax assets	20,185		18,015
Property and equipment - difference in depreciation rates	(54,383)		(61,411)
Other deferred tax liabilities	(16,769)	[2]	(23,374)	[2]
Valuation allowance	236,563	[3]	223,775	[3]
Net deferred tax asset	146,879		174,911
Fiscal year 2013	10,241
Fiscal year 2014	2,712
Fiscal year 2015	4,458
Fiscal year 2016	1,768
Fiscal year 2017	51,397
Thereafter	333,639
Without expiration terms	555,588
Accumulated operating tax loss carryforwards	$ 959,803

[1]	As of December 31, 2012, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $959,803. These operating tax loss carryforwards expire as follows: 2012 Fiscal year 2013 $ 10,241 Fiscal year 2014 2,712 Fiscal year 2015 4,458 Fiscal year 2016 1,768 Fiscal year 2017 51,397 Thereafter 333,639 Without expiration terms 555,588 $ 959,803
[2]	Primarily related to intangible assets and foreign currency exchange gains.
[3]	In assessing the realizability of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.